share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
share-based compensation
Details of share-based compensation expense

Years ended December 31 (millions)		2021			2020
		Employee	Associated	Statement	Employee	Associated	Statement
		benefits	operating	of cash	benefits	operating	of cash
		expense [1]	cash	flows	expense	cash	flows
	Note		outflows	adjustment		outflows	adjustment
Restricted share units	(b)	$185	$(35)	$150	$131	$(109)	$22
Employee share purchase plan	(c)	41	(41)	—	33	(33)	—
Share option awards	(d)	18	(29)	(11)	9	(4)	5
		$244	$(105)	$139	$173	$(146)	$27
TELUS technology solutions		$150	$(44)	$106	$135	$(123)	$12
Digitally-led customer experiences		94	(61)	33	38	(23)	15
		$244	$(105)	$139	$173	$(146)	$27

1	Within employee benefits expense (see Note 8), for the year ended December 31, 2021, restricted share units expense of $178 and share option awards expense of $17 are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment.

TELUS Corporation restricted share units
share-based compensation
Disclosure of restricted share units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

Number of non-vested restricted share units as at December 31	2021	2020
Restricted share units without market performance conditions
Restricted share units with only service conditions	5,481,486	5,718,328
Notional subset affected by total customer connections performance condition	366,983	298,957
	5,848,469	6,017,285
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,100,949	896,870
	6,949,418	6,914,155

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Years ended December 31	2021			2020
	Number of restricted		Weighted	Number of restricted		Weighted
	share units [1]		average	share units [1]		average
	Non-vested	Vested	grant-date	Non-vested	Vested	grant-date
			fair value			fair value
Outstanding, beginning of period
Non-vested	6,017,285	—	$24.55	6,468,954	—	$23.37
Vested	—	29,870	$24.58	—	30,800	$22.02
Granted
Initial award	3,131,508	—	$25.98	3,199,809	—	$25.36
In lieu of dividends	385,783	1,394	$26.74	428,750	624	$23.08
Variable payout related	16,886	—	$25.53	—	—	—
Vested	(3,354,451)	3,354,451	$24.10	(3,696,539)	3,696,539	$23.14
Settled
In cash	—	(58,704)	$24.67	—	(3,053,349)	$22.82
In equity	—	(3,277,873)	$24.07	—	(644,744)	$24.17
Forfeited	(348,542)	—	$21.59	(383,689)	—	$23.82
Outstanding, end of period
Non-vested	5,848,469	—	$25.67	6,017,285	—	$24.55
Vested	—	49,138	$25.63	—	29,870	$24.58

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Disclosure of restricted share units

Years ended December 31	2021				2020
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
	Non-vested	Vested	grant-date		Non-vested	Vested	grant-date
			fair value				fair value
Outstanding, beginning of period	1,383,642	—	US$	7.94	2,093,603	—	US$	6.11
Granted – initial award	1,383,983	—	US$	27.26	357,966	—	US$	11.11
Vested	(805,429)	805,429	US$	7.29	(982,395)	982,395	US$	5.95
Settled
In cash	—	(773,185)	US$	6.31	—	(982,395)	US$	5.95
In equity	—	(32,244)	US$	31.01	—	—	US$	—
Forfeited	(111,389)	—	US$	20.16	(85,532)	—	US$	7.00
Outstanding, end of period	1,850,807	—	US$	21.94	1,383,642	—	US$	7.94

TELUS Corporation share options
share-based compensation
Disclosure of stock options

The following table presents a summary of the activity related to the TELUS Corporation share option plan.

Years ended December 31	2021		2020
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price
Outstanding, beginning of period	3,014,700	$21.59	—	$—
Granted	324,900	$25.96	3,171,600	$21.57
Forfeited	(289,300)	$21.75	(156,900)	$21.29
Outstanding, end of period	3,050,300	$22.04	3,014,700	$21.59

1	The weighted average remaining contractual life is 5.4 years. No options were exercisable as at the balance sheet date.

Schedule of weighted average fair value of share option award granted

Years ended December 31	2021	2020
Share option award fair value (per share option)	$0.93	$0.65
Risk-free interest rate	0.79%	0.95%
Expected lives [1] (years)	4.25	4.25
Expected volatility	12.5%	12.3%
Dividend yield	4.8%	5.4%

1	The maximum contractual term of the share option awards granted in 2021 and 2020 was seven years.

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

Years ended December 31	2021					2020
	US$ denominated			C$ denominated		US$ denominated			C$ denominated
	Number	Weighted		Number	Share	Number	Weighted		Number	Share
	of share	average share		of share	option	of share	average share		of share	option
	options	option price[1]		options	price	options	option price		options	price
Outstanding, beginning of period	3,922,056	US$	6.94	242,244	$4.75	4,484,790	US$	6.91	242,244	$4.75
Granted	579,949	US$	25.00	—	$—	—	US$	—	—	$—
Exercised	(1,321,238)	US$	5.74	(242,244)	$4.75	(562,734)	US$	6.21	—	$—
Outstanding, end of period	3,180,767	US$	10.74	—	$—	3,922,056	US$	6.94	242,244	$4.75
Exercisable, end of period	2,096,582	US$	7.45	—	$—	3,267,423	US$	6.58	242,244	$4.75

1	For 2,600,818 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 5.6 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 9.2 years.

Schedule of weighted average fair value of share option award granted

The weighted average fair value of share option awards granted, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model (a closed-form option pricing model), are as follows:

Year ended December 31	2021
Share option award fair value (per share option)	US$	5.34
Risk-free interest rate		0.73%
Expected lives [1] (years)		6.5
Expected volatility		19.3%
Dividend yield		NIL %

1	The maximum contractual term of the share option awards granted in 2021 was ten years.